Shareholders' Equity (2003 Plan Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] 2003 Plan [Member]	Dec. 31, 2012 Ordinary Shares [Member] 2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance					2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		4,741,479	5,105,556	315,924	1,396,665
Share-based Compensation Arrangement by Share-based Payment Award, Authorized Expiration Period	10 years